Revenue	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
Revenue disaggregated by customer profile is as follows:

	Three Months Ended		Six Months Ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
	(in thousands)		(in thousands)

Clients 1-5	525,938	356,450	1,065,641	750,644
Clients 6-10	260,689	116,237	553,350	239,130
Clients 11-25	368,675	158,577	726,985	296,432
Other	779,891	239,891	1,490,981	443,147

Total	$1,935,193	$871,155	$3,836,957	$1,729,353

Revenue from individual customers greater than 10% of consolidated revenue in the respective periods was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Customer:
Customer A	*	12.7%	*	15.9%
Customer B	*	11.2%	*	11.2%
*Less than 10%
Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities)
Accounts receivables and unbilled revenue are as follows:

	June 30, 2022	December 31, 2021
	(in thousands)
Contract assets:
Billed services (accounts receivable)	$1,372,345	$1,349,851
Unbilled services (unbilled revenue)	709,477	623,121
Accounts receivable and unbilled revenue, gross	2,081,822	1,972,972
Allowance for credit losses	(15,077)	(7,081)
Accounts receivable and unbilled revenue, net	$2,066,745	$1,965,891

Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows:

(in thousands, except percentages)	June 30, 2022	December 31, 2021	$ Change	% Change

Unbilled services (unbilled revenue)	$709,477	$623,121	$86,356	13.9%
Unearned revenue (payments on account)	(1,191,778)	(1,323,961)	132,183	(10.0)%
Net balance	$(482,301)	$(700,840)	$218,539	(31.2)%

Timing may differ between the satisfaction of performance obligations and the invoicing and collection of amounts related to our contracts with customers. We record assets for amounts related to performance obligations that are satisfied but not yet billed and/or collected. These assets are recorded as unbilled services and therefore contract assets rather than accounts receivables when receipt of the consideration is conditional on something other than the passage of time. Liabilities are recorded for amounts that are collected in advance of the satisfaction of performance obligations or billed in advance of the revenue being earned.

Unbilled services/revenue balances arise where invoicing or billing is based on the timing of agreed milestones related to service contracts for clinical research. Contractual billing arrangements in respect of certain reimbursable expenses (principally investigators) require billing by the investigator to the Company prior to billing by the Company to the customer. As there is no contractual right to set-off between unbilled services (contract assets) and unearned revenue (contract liabilities), each are separately presented gross on the Condensed Consolidated Balance Sheet.

Unbilled services as at June 30, 2022 increased by $86.4 million compared to December 31, 2021. Unearned revenue decreased by $132.2 million over the same period resulting in an increase of $218.5 million in the net balance of unbilled services and unearned revenue or payments on account between December 31, 2021 and June 30, 2022. These fluctuations are primarily due to timing of payments and invoicing related to the Group's clinical trial management contracts. Billings and payments are established by contractual provisions including predetermined payment schedules which may or may not correspond to the timing of the transfer of control of the Company's services under the contract. Unbilled services arise from long-term contracts when a cost-based input method of revenue recognition is applied and revenue recognized exceeds the amount billed to the customer.
As of June 30, 2022 approximately $13.9 billion (June 30, 2021: $6.6 billion) of revenue is expected to be recognized in the future in respect of unsatisfied performance obligations. The Company expects to recognize revenue on approximately 49% of the unsatisfied performance obligation over the next 12 months, with the remainder recognized thereafter over the duration of the customer contracts.